Benefit Plans And Obligations For Termination Indemnity (Target Asset Allocation For The Plan) (Details)	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	100.00%	100.00%
Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	53.00%	67.00%
Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	47.00%	33.00%